Short-term Borrowings - Summary of Outstanding Short-Term Bank Loan Balances Payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Short-term borrowings	$ 8,105,997	$ 6,402,231
Short-Term Bank Loan
Short-Term Debt [Line Items]
Short-term borrowings	$ 5,895,272	4,268,154
Short-Term Bank Loan | Bank of Beijing Fuyu Sub-branch
Short-Term Debt [Line Items]
Lender	Bank of Beijing Fuyu Sub-branch
Interest Rate	3.00%
Maturity Date	December 27, 2026
Short-term borrowings	$ 1,473,818	1,422,718
Short-Term Bank Loan | Bank of China Beijing Guomao Sub-branch
Short-Term Debt [Line Items]
Lender	Bank of China Beijing Guomao Sub-branch
Interest Rate	2.24%
Maturity Date	March 12, 2027
Short-term borrowings	$ 1,473,818	1,422,718
Short-Term Bank Loan | China Merchants Bank Beijing Dayuncun Sub-branch
Short-Term Debt [Line Items]
Lender	China Merchants Bank Beijing Dayuncun Sub-branch
Interest Rate	2.30%
Maturity Date	December 18, 2026
Short-term borrowings	$ 1,473,818	1,422,718
Short-Term Bank Loan | Industrial and Commercial Bank of China Beijing Sub-branch
Short-Term Debt [Line Items]
Lender	Industrial and Commercial Bank of China Beijing Sub-branch
Interest Rate	2.35%
Maturity Date	June 9, 2027
Short-term borrowings	$ 1,473,818	$ 0